Additional Capital Disclosures - Summary of Capital Structure (Detail) - USD ($) $ in Thousands	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Disclosure of objectives, policies and processes for managing capital [abstract]
Total equity attributable to the equity shareholders of the Company	$ 494,956	$ 415,066	$ 408,189	$ 389,106
As percentage of total capital	85.00%	78.00%
Long term debt	$ 89,900	$ 118,000
Long term debt	$ 89,900	$ 118,000
As percentage of total capital	15.00%	22.00%
Total capital (debt and equity)	$ 584,856	$ 533,066
Percentage of change in total equity attributable to the equity shareholders of the Company	19.00%
Percentage of change in long term debt	(24.00%)
Percentage of change in total debt	(24.00%)
Percentage of change in total capital (debt and equity)	10.00%